Bank and Other Borrowings - Schedule of Bank and Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Bank and Other Borrowings [Abstract]
Short-term bank and other borrowings		$ 417
Total borrowings		$ 417